Share capital - Schedule of Capital, Leverage and TLAC Ratios (Detail) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Disclosure of Basel III captial disclosure [line items]
Common Equity Tier 1 (CET1) capital	$ 49,478	$ 47,718
Tier 1 capital	57,546	54,105
Total capital	64,620	62,287
Total risk-weighted assets (RWA)	$ 369,264	$ 357,803
CET1 ratio	13.40%	13.30%
Tier 1 capital ratio	15.60%	15.10%
Total capital ratio	17.50%	17.40%
Leverage ratio exposure	$ 1,333,544	$ 1,261,098
Leverage ratio	4.30%	4.30%
TLAC available	$ 127,163	$ 114,102
TLAC ratio	34.40%	31.90%
TLAC leverage ratio	9.50%	9.00%